Share Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share Based Compensation
Note 16 — Share Based Compensation
The Company has two share-based compensation plans as described below. Total compensation cost that has been charged against income for those plans was $34 and $21 for 2020 and 2019, respectively.
MCT Holdings 2019 Phantom Equity Bonus Plan (the “MCT Plan”) and Incodema Holdings’ 2020 Phantom Equity Bonus Plan (the “Incodema Plan”), both of which are unitholder approved, permit the grant of phantom units to eligible employee recipients for up to 10,000 phantom units for each respective plan. The awards were established for the purpose of providing recipients with a financial incentive through the opportunity to earn bonus compensation tied to appreciation in the equity value of MCT Holdings and Incodema Holdings, respectively.
The awards under both plans have two vesting components: (1) time vesting and; (2) performance vesting. A quarter (25%) of the awards vest ratably, in equal installments, on each of first four employment commencement date anniversaries or vest in full upon the consummation of the sale of the Company. The remaining three-quarters (75%) of the awards vest if the MCT Holdings and Incodema Holdings investors realize a Multiple on Invested Capital (“MOIC”) of at least 2x upon the consummation of such sale of each company.
The award units are representative of a percentage of the proceeds from the sale, allowing for up to 10,000 units to be awarded and 10% of the value of the sale to be paid-out
so long as the investors realize a MOIC of at least 2x for each respective company. The time vesting component, or service condition, is designed to retain talent for the lesser of four years or the consummation of the sale. As such, as long as grantees are in good standing with the company upon a sale, they are entitled to a minimum of a quarter (25%) of the units granted and the resulting payout regardless of the performance condition (outside of the Sale) being met.
Awards will be settled in cash based on the percentage of proceeds they represent in accordance with the outlined calculations in the plans. However, the administrator, in its sole discretion, can determine if any or all proceeds payable are to be in a form other than cash or marketable securities. Awards shall be payable in the same mix of consideration received by all such
Selling Stockholders
of equity in the company. If the administrator determines to pay such awards in a form other than cash, then the fair market value of such consideration shall be determined by the administrator in good faith.
The fair value of awards granted was determined using the Black-Scholes pricing model and the following weighted-average assumptions in the table below as of the grant date. Expected volatility is based on the historic volatility of our guideline companies, which we believe best represent our company.

	2020	2019
Risk-free interest rate	0.28%	2.24%
Expected Term	4.65	4.47
Expected Volatility	76.67%	73.55%
Expected dividend yield	0.00%	0.00%
The Company’s accounting policy is to record forfeitures as they occur, however there were no forfeitures in the years ended December 31, 2020 and 2019.
A summary of the activity in the plan for 2020 follows:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2020	3,814	$96.74
Granted	5,250	51.02
Vested	380	90.07
Forfeited	—	—

Nonvested at December 31, 2020	8,684	$63.74

As of December 31, 2020, there was $554 of total unrecognized compensation cost related to the Phantom Units granted under the Plan. The cost is expected to be recognized over a weighted average period of 2.8 years. The total fair value of shares vested during the years ended December 31, 2020 was $34. No cash payments related to the Phantom Units were made during 2020.
A summary of the activity in the plan for 2019 follows:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2019	—	$—
Granted	4,000	97.34
Vested	186	109.59
Forfeited	—	—

Nonvested at December 31, 2019	3,814	$96.74

As of December 31, 2019, there was $368 of total unrecognized compensation cost related to the Phantom Units granted under the Plan. The cost is expected to be recognized over a weighted average period of 3.8 years. The total fair value of shares vested during the years ended December 31, 2019 was $21. No cash payments related to the Phantom Units were made during 2019.